Merger and Restructuring Activity (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restructuring Cost and Reserve [Line Items]
Severance and employee-related charges	$ 226	$ 455	$ 1,351
Systems integrations and related charges	285	1,137	1,155
Other merger and restructuring charges	127	228	215
Total merger and restructuring charges	638	1,820	2,721
Restructuring Reserve, Beginning Balance	336	403
Cash payments and other	(319)	(496)
Restructuring Reserve, Ending Balance	234	336	403
Merrill Lynch [Member]
Restructuring Cost and Reserve [Line Items]
Total merger and restructuring charges		1,600	1,800
Exit costs and restructuring charges	217	375
Series Of Individually Immaterial Business Acquisitions From Prior Periods [Member]
Restructuring Cost and Reserve [Line Items]
Total merger and restructuring charges		202	940
Exit costs and restructuring charges		$ 54